Note 33 - Update As of April 1, 2019	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period and approval date [text block]
33	Update as of April 1, 2019 1

On
March 22, 2019,
Tenaris entered into a definitive agreement to acquire from TMK, a Russian company and manufacturer of steel pipes,
100%
of the shares of its wholly owned U.S. subsidiary IPSCO, for
$1,209
million. The transaction is subject to regulatory approvals, including approval by the U.S. antitrust authorities, and other customary conditions. IPSCO is a U.S. domestic producer of seamless and welded OCTG and line pipe products, with an annual production capacity of
450,000
metric tons of steel bars,
400,000
metric tons of seamless pipes and
1,000,000
metric tons of welded pipes, and production facilities spread throughout the country.

Edgardo Carlos
Chief Financial Officer

________________________

1
This note was added subsequent to the approval of these Consolidated Financial Statements by the Company’s Board of Directors on
February 20, 2019.